LOANS RECEIVABLE - Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	$ 733,034	$ 767,537
Missouri [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	217,146	247,521
Kansas [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	97,819	103,628
Texas [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	67,978	68,657
Colorado [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	34,364	44,140
California [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	32,924	28,503
Florida [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	23,913	23,523
Indiana [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	22,258	16,398
Illinois [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	20,582	20,205
Arizona [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	16,712	17,396
North Carolina [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	15,631	16,932
Ohio [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	15,448	16,614
Washington [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	13,788	14,470
Virginia [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	11,801
Georgia [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	10,878	17,815
Other [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	131,792	131,735
1-4 Residential Family [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	372,942	335,260
1-4 Residential Family [Member] | Missouri [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	124,561	132,459
1-4 Residential Family [Member] | Kansas [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	42,670	41,320
1-4 Residential Family [Member] | Texas [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	26,979	21,519
1-4 Residential Family [Member] | Colorado [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	7,093	5,035
1-4 Residential Family [Member] | California [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	25,072	20,719
1-4 Residential Family [Member] | Florida [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	17,803	14,459
1-4 Residential Family [Member] | Indiana [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	1,915	2,001
1-4 Residential Family [Member] | Illinois [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	6,572	5,069
1-4 Residential Family [Member] | Arizona [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	12,524	10,242
1-4 Residential Family [Member] | North Carolina [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	7,843	6,967
1-4 Residential Family [Member] | Ohio [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	2,803	2,865
1-4 Residential Family [Member] | Washington [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	5,007	5,463
1-4 Residential Family [Member] | Virginia [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	7,916
1-4 Residential Family [Member] | Georgia [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	5,020	4,226
1-4 Residential Family [Member] | Other [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	79,164	62,916
5 or More Residential Family [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	29,499	30,149
5 or More Residential Family [Member] | Missouri [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	17,588	17,319
5 or More Residential Family [Member] | Kansas [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	437	457
5 or More Residential Family [Member] | Texas [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	4,035	5,583
5 or More Residential Family [Member] | Colorado [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	1,474	1,595
5 or More Residential Family [Member] | California [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	878
5 or More Residential Family [Member] | Florida [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	155
5 or More Residential Family [Member] | Indiana [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
5 or More Residential Family [Member] | Illinois [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
5 or More Residential Family [Member] | Arizona [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
5 or More Residential Family [Member] | North Carolina [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
5 or More Residential Family [Member] | Ohio [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
5 or More Residential Family [Member] | Washington [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	311
5 or More Residential Family [Member] | Virginia [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
5 or More Residential Family [Member] | Georgia [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	820	847
5 or More Residential Family [Member] | Other [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	3,801	4,348
Commercial real estate [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	239,142	291,410
Commercial real estate [Member] | Missouri [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	25,848	41,306
Commercial real estate [Member] | Kansas [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	13,239	15,278
Commercial real estate [Member] | Texas [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	36,964	41,555
Commercial real estate [Member] | Colorado [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	25,797	37,510
Commercial real estate [Member] | California [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	6,974	7,784
Commercial real estate [Member] | Florida [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	5,955	7,313
Commercial real estate [Member] | Indiana [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	20,343	14,397
Commercial real estate [Member] | Illinois [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	13,395	11,956
Commercial real estate [Member] | Arizona [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	4,188	4,377
Commercial real estate [Member] | North Carolina [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	7,788	9,965
Commercial real estate [Member] | Ohio [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	12,645	13,749
Commercial real estate [Member] | Washington [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	8,470	9,007
Commercial real estate [Member] | Virginia [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	3,885
Commercial real estate [Member] | Georgia [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	5,038	12,742
Commercial real estate [Member] | Other [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	48,613	64,471
Construction and Development [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	91,451	110,718
Construction and Development [Member] | Missouri [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	49,149	56,437
Construction and Development [Member] | Kansas [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	41,473	46,573
Construction and Development [Member] | Texas [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
Construction and Development [Member] | Colorado [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
Construction and Development [Member] | California [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
Construction and Development [Member] | Florida [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans		1,751
Construction and Development [Member] | Indiana [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
Construction and Development [Member] | Illinois [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	615	3,180
Construction and Development [Member] | Arizona [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans		2,777
Construction and Development [Member] | North Carolina [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
Construction and Development [Member] | Ohio [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
Construction and Development [Member] | Washington [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
Construction and Development [Member] | Virginia [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
Construction and Development [Member] | Georgia [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans
Construction and Development [Member] | Other [Member]
Schedule of Location of Real Estate that Secures Loans in Bank's Mortgage Loan Portfolio
Total mortgage loans	$ 214